Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The table below summarizes assets and liabilities measured at fair value on a recurring basis.

		Fair value measurements at reporting date using:
	Gross derivative instruments recorded in the Consolidated Balance Sheets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

December 31, 2021	(Thousands)
Asset derivative instruments at fair value	$543,337	$66,833	$476,504	$—
Liability derivative instruments at fair value	2,413,608	126,053	2,287,555	—

December 31, 2020
Asset derivative instruments at fair value	$527,073	$70,603	$456,470	$—
Liability derivative instruments at fair value	600,877	93,361	507,516	—